SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 79
                                 ----
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  73
                   ----
                     (Check appropriate box or boxes.)

              TOUCHSTONE INVESTMENT TRUST
-----------------------------------------------------------------
         (Exact name of Registrant as Specified in Charter)

      221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
------------------------------------------------------------------
         (Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
-----------------------------------------------------------------
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on February 1, 2002 pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

                           TOUCHSTONE INVESTMENT TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Cover Page; For More Information
2...........................  Money Market Fund, U.S. Government Money Market
                              Fund; Investment Strategies and Risks
3...........................  Money Market Fund, U.S. Government Money Market
                              Fund
4...........................  Money Market Fund, U.S. Government Money Market
                              Fund; Investment Strategies and Risks
5..........................   None
6...........................  The Fund's Management
7...........................  Choosing a Class of Shares, Investing with
                              Touchstone, Distributions and Taxes
8............................ Choosing a Class of Shares, Investing with
                              Touchstone
9...........................  None

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  Definitions, Policies and Risk
                              Considerations, Quality Ratings of Fixed-Income
                              Obligations, Investment Limitations, Portfolio
                              Turnover
13..........................  Trustees and Officers
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisor, The
                              Distributor, Distribution Plan, Custodian,
                              Independent Auditors, Transfer, Accounting and
                              Administrative Agents
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price, Choosing a Share
                              Class, Other Purchase Information, Redemption in
                              Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Performance Information
22..........................  None

                                                                      PROSPECTUS

                                                                   JULY 15, 2002

THE MARK OF EXCELLENCE
                                              U.S. GOVERNMENT MONEY MARKET FUND

                                              CLASS S SHARES






TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS





The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.



                                     INCOME

TOUCHSTONE U.S. GOVERNMENT MONEY MARKET FUND - CLASS S SHARES
221 EAST FOURTH STREET, SUITE 300 o  CINCINNATI, OHIO 45202 o 800.543.0407

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

U.S. Government Money Market Fund...........................................

Investment Strategies and Risks.............................................

The Fund's Management.......................................................

Investing With Touchstone ..................................................

Distributions and Taxes.....................................................

U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 80% of net assets), under normal circumstances, in securities issued by the U.S. Government or its agencies, including mortgage-related U.S. Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund may also invest in repurchase agreements collateralized by U.S. Government securities.

The Fund will comply with SEC rules pertaining to money market funds and will limit its investments as follows:

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations.

The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease
     o Decreases if mortgage-related securities are prepaid and the Fund must reinvest the prepayment during a time of declining interest rates

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a low risk investment in securities that are backed by the U.S. Government and its agencies. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a low level of risk.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in Class A shares of the Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years.

Since Class S shares have no previous operating history, the performance shown is for Class A shares, which are not offered in this prospectus. The performance of Class A and Class S shares is substantially similar because both classes invest in the same portfolio of securities. The performance would differ only to the extent that the two classes have different operating expenses. Class A shares may incur 12b-1 fees up to 0.35% of average net assets and Class S shares may incur 12b-1 fees up to 0.60% of average net assets.

The Fund's past performance does not necessarily indicate how it will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND CLASS A

YEARS           TOTAL RETURN

1992                2.96%

1993                2.25%

1994                3.16%

1995                4.89%

1996                4.43%

1997                4.61%

1998                4.58%

1999                4.09%

2000                5.35%

2001                3.08%

During the period shown in the bar chart, the highest quarterly return was 1.40% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.34% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in Class A shares of the Fund. It shows the average annual returns of Class A shares for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     5 Years     10 Years
                                                 ------     -------     --------
U.S. Government Money Market Fund -
   Class A shares                                 3.08%      4.37%        3.95%

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This section describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT.) There are no shareholder transaction fees.

                                                  ANNUAL FUND OPERATING EXPENSES
                                                   (EXPENSES THAT ARE DEDUCTED
                                                        FROM FUND ASSETS)

Management Fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.60%
--------------------------------------------------------------------------------
Other Expenses1                                                            0.56%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.66%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                    0.10%
--------------------------------------------------------------------------------
Net Expenses2                                                              1.56%
--------------------------------------------------------------------------------

1    Other Expenses are based on estimated amounts for the current fiscal year.

2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to ____%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2003.

The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year               $
------------------------------
3 Years              $
------------------------------
5 Years              $
------------------------------
10 Years             $
------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.

THE FUND AT A GLANCE
--------------------------------------------------------------------------------

The following table can give you a quick basic understanding of the types of securities the Fund tends to invest in. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the main types of securities in which the Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Fund's investments are described in detail below:

--------------------------------------------------------------------------------
INVESTS IN SHORT-TERM DEBT SECURITIES                                      P
--------------------------------------------------------------------------------
     Invests in U.S. Government securities                                 P
--------------------------------------------------------------------------------
     Invests in short-term municipal securities                            O
--------------------------------------------------------------------------------
     Invests in variable and floating rate securities                      O
--------------------------------------------------------------------------------
     Invests in short-term mortgage-related securities                     P
--------------------------------------------------------------------------------
INVESTS IN REPURCHASE AGREEMENTS                                           P
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
---------------------------------------------

SHORT-TERM DEBT SECURITIES include:

     o    Short-term U.S. Government securities
     o    Short-term municipal securities
     o    Variable and floating rate securities
     o    Short-term mortgage-related securities

U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration and the Tennessee Valley Authority
     o    U.S. Treasuries issued without interest coupons (STRIPS)
     o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as:

     o    The Government National Mortgage Association (GNMA)
     o    The Federal National Mortgage Association (FNMA)
     o    The Federal Home Loan Mortgage Corporation (FHLMC)

The loans may also be grouped together by private issuers such as:

     o    Commercial banks
     o    Savings and loan institutions
     o    Mortgage bankers
     o    Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). CMOs and REMICs are types of mortgage- related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

REPURCHASE AGREEMENTS. Repurchase agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

     o Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by the Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at lower interest rates than the original investment, lowering the Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Although some of the Fund's securities are backed by the "full faith and credit" of the U.S. Treasury, others are only backed by the credit of the agency issuing the security.

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's sub-advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's sub-advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor.

Touchstone Advisors discusses its expectations for performance with the Fund's sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied and the SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Touchstone Advisors is responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisor, custodian, transfer agent and administrator. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Fund's sub-advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.49% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The Fund's sub-advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The sub-advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUND
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 2001, Fort Washington had approximately $19 billion in assets under management. The sub-advisory fee paid to Fort Washington by the Advisor for services to the Fund during the Fund's most recent fiscal year was 0.15% of average daily net assets.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers two classes of shares: Class A and Class S shares. Class A shares are offered in a separate prospectus. For more information about Class A shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay up to 1.00% of average daily net assets that are attributable to Class S shares. However, currently the 12b-1 fees for Class S shares are limited to up to 0.60% of average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone Securities, Inc. ("Touchstone") may be automatically invested in Class S shares of the Fund on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

     o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

     o    There is no minimum amount for initial or additional investments.

     o    You  must  complete  the  investment   application  included  in  this
          Prospectus in order to purchase Class S shares. You may also obtain an investment application from Touchstone or your financial institution.

     o Your financial institution will act as the shareholder of record of your Class S shares.

     o Purchase orders received by financial institutions before the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's net asset value ("NAV"). Purchase orders received from financial institutions after 5:00 p.m., Eastern time, are processed at the NAV next determined on the following business day.

     o You may receive a dividend in the Fund on the day you wire an investment if your financial institution notifies Touchstone of the wire by 12:30 p.m., Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

     o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form

     o Financial institutions are responsible for placing their orders in a timely manner.

     o    Financial   institutions   may  set  different   minimum  initial  and
          additional investment requirements, may impose other restrictions or may charge you fees for their services.

     o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     o    Shares held through a financial  institution  may be transferred  into
          your  name   following   procedures   established  by  your  financial
          institution and Touchstone.

     o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

     o    For  more  information   about  how  to  purchase  shares,   telephone
          Touchstone   (Nationwide  call  toll-free   1.800.543.0407)   or  your
          financial institution.

EXCHANGES
--------------------------------------------------------------------------------

     o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by Touchstone in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made before 12:30 p.m. Eastern time.

     o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form.

     o Your financial institution may charge you a fee for selling your shares.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

          o    Requiring personal identification

          o Making checks payable only to the owner(s) of the account shown on Touchstone's records

          o Mailing checks only to the account address shown on Touchstone's records

          o Directing wires only to the bank account shown on Touchstone's records

          o Providing written confirmation for transactions requested by telephone

          o    Tape recording instructions received by telephone

Your financial institution will be required to provide an Indemnity Letter to Touchstone in order to redeem shares in an amount that exceeds $100,000.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to your financial advisor within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone or electronic request).

Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o When an emergency situation causes the Fund's sub-advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

     o    During any other time when the SEC, by order, permits

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called NAV, is determined as of 12:30 p.m. and 4:00 p.m., Eastern time, every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by Touchstone.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be declared daily and paid monthly.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

For investors who want more information about     TOUCHSTONE
the Fund, the following documents are             FAMILY OF FUNDS
available free upon request:
                                                  DISTRIBUTOR
STATEMENT OF ADDITIONAL INFORMATION (SAI):        Touchstone Securities, Inc.
The SAI provides more detailed information        221 East Fourth Street
about the Fund and is legally a part of this      Cincinnati, Ohio 45202
Prospectus.                                       800.638.8194
                                                  www.touchstonefunds.com
ANNUAL/SEMIANNUAL REPORTS: The Fund's annual
and semiannual reports provide additional         INVESTMENT ADVISOR
information about the Fund's investments.         Touchstone Advisors, Inc.
                                                  221 East Fourth Street
You can get free copies of the SAI, the           Cincinnati, Ohio 45202
reports, other information and answers to
your questions about the Fund by contacting       TRANSFER AGENT
your financial advisor, or the Fund at:           Integrated Fund Services, Inc.
Touchstone Family of Funds o 221 East Fourth      P.O. Box 5354
Street, Suite 300 o Cincinnati, Ohio 45202 o      Cincinnati, Ohio 45201-5354
1-800.543.0407 o
http://www.touchstonefunds.com                    SHAREHOLDER SERVICE
                                                  800.543.0407
Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public
Reference Room of the SEC, 450 Fifth Street
N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to:
publicinfo@sec.gov.

Investment Company Act file no. 811-2538

Member Western & Southern Financial Group

                                                                      PROSPECTUS

                                                                   JULY 15, 2002


THE MARK OF EXCELLENCE



                                                               MONEY MARKET FUND

                                                                  CLASS S SHARES



TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.






                                     INCOME

TOUCHSTONE MONEY MARKET FUND - CLASS S SHARES
221 EAST FOURTH STREET, SUITE 300 o CINCINNATI, OHIO 45202 o 800.543.0407

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

Money Market Fund...........................................................

Investment Strategies and Risks.............................................

The Fund's Management.......................................................

Investing With Touchstone ..................................................

Distributions and Taxes.....................................................

MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits

     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government

     o    Short-term corporate debt securities

     o    Taxable and tax-exempt municipal securities

     o    Variable and floating rate securities

     o    Repurchase agreements

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will not invest more than 5% of its assets in the securities of 1 issuer and will not invest more than 25% of its assets in any particular industry.

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o    The  Fund  may  purchase   unrated   securities  only  if  the  Fund's
          sub-advisor   determines  the  securities   meet  the  Fund's  quality
          standards.

     o The Fund will only invest in securities that mature in 13 months or less.

     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease.

     o Decreases if issuers are unable to make timely payments of interest or principal.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you are looking for an investment that seeks to maintain a stable share price.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in Class A shares of the Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started.

Since Class S shares have no previous operating history, the performance shown is for Class A shares, which are not offered in this prospectus. The performance of Class A and Class S shares is substantially similar because both classes invest in the same portfolio of securities. The performance would differ only to the extent that the two classes have different operating expenses. Class A shares may incur 12b-1 fees up to 0.35% of average net assets and Class S shares may incur 12b-1 fees up to 0.60% of average net assets.

The Fund's past performance does not necessarily indicate how it will perform in the future.

MONEY MARKET FUND - CLASS A

     5.06%     5.13%     5.01%     4.84%     6.05%     3.95%
     1996      1997      1998      1999      2000      2001

During the period shown in the bar chart, the highest quarterly return was 1.55% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.63% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in Class A shares of the Fund. It shows the average annual returns of Class A shares for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                      1 Year     5 Years     Since Fund Started*
                                      ------     -------     ------------------
MONEY MARKET FUND - CLASS A SHARES     3.95%      5.04%            5.05%

*    Class A shares began operations on September 29, 1995.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This section describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT.) There are no shareholder transaction fees.

                                                  ANNUAL FUND OPERATING EXPENSES
                                                   (EXPENSES THAT ARE DEDUCTED
                                                         FROM FUND ASSETS)

Management Fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.60%
--------------------------------------------------------------------------------
Other Expenses1                                                            0.60%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.70%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                    0.40%
--------------------------------------------------------------------------------
Net Expenses2                                                              1.30%
--------------------------------------------------------------------------------

1    Other Expenses are based on estimated amounts for the current fiscal year.

2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to ____%. Touchstone

     Advisors has agreed to maintain these expense limitations through at least September 30, 2003.

The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year               $
------------------------------
3 Years              $
------------------------------
5 Years              $
------------------------------
10 Years             $
------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.

THE FUND AT A GLANCE
--------------------------------------------------------------------------------

The following table can give you a quick basic understanding of the types of securities the Fund tends to invest in. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the main types of securities in which the Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Fund's investments are described in detail below:

--------------------------------------------------------------------------------
INVESTS IN MONEY MARKET INSTRUMENTS                                        P
--------------------------------------------------------------------------------
     Invests in bank obligations                                           P
--------------------------------------------------------------------------------
     Invests in U.S. Government securities                                 P
--------------------------------------------------------------------------------
     Invests in corporate debt securities                                  P
--------------------------------------------------------------------------------
     Invests in municipal securities                                       P
--------------------------------------------------------------------------------
     Invests in variable and floating rate securities                      P
--------------------------------------------------------------------------------
     Invests in asset-backed securities                                    O
--------------------------------------------------------------------------------
     Invests in short-term debt securities                                 P
--------------------------------------------------------------------------------
     Invests in investment-grade debt securities                           P
--------------------------------------------------------------------------------
INVESTS IN REPURCHASE AGREEMENTS                                           P
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
---------------------------------------------

MONEY MARKET INSTRUMENTS include:

     o    Bank obligations
     o    Short-term government securities
     o    Short-term corporate debt securities
     o    Short-term municipal securities
     o    Variable and floating rate securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration and the Tennessee Valley Authority
     o    U.S. Treasuries issued without interest coupons (STRIPS)
     o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT  SECURITIES are  obligations of a corporation to pay interest and
repay  principal.   Corporate  debt  securities  include  commercial  paper  and commercial notes.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example, credit card receivables that are combined or pooled for sale to investors.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are generally rated BBB or better by Standard & Poor's Rating Service, Fitch Ratings or Thomson BankWatch or Baa or better by Moody's Investor Service, Inc.

REPURCHASE AGREEMENTS. Repurchase agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's sub-advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's sub-advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor.

Touchstone Advisors discusses its expectations for performance with the Fund's sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied and the SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Touchstone Advisors is responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisor, custodian, transfer agent and administrator. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Fund's sub-advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.49% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The Fund's sub-advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The sub-advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUND
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 2001, Fort Washington had approximately $19 billion in assets under management. The sub-advisory fee paid to Fort Washington by the Advisor for its services to the Fund during the Fund's most recent fiscal year was 0.15% of average daily net assets.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's sub-advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers three classes of shares: Class A, Class B and Class S shares. Class A and Class B shares are offered in a separate prospectus. For more information about Class A and Class B shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay up to 1.00% of average daily net assets that are attributable to Class S shares. However, currently the 12b-1 fees for Class S shares are limited to up to 0.60% of average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone Securities, Inc. ("Touchstone") may be automatically invested in Class S shares of the Fund on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

     o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

     o    There is no minimum amount for initial or additional investments.

     o    You  must  complete  the  investment   application  included  in  this
          Prospectus in order to purchase Class S shares. You may also obtain an investment application from Touchstone or your financial institution.

     o Your financial institution will act as the shareholder of record of your Class S shares.

     o Purchase orders received by financial institutions before the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's net asset value ("NAV"). Purchase orders received from financial institutions after 5:00 p.m., Eastern time, are processed at the NAV next determined on the following business day.

     o You may receive a dividend in the Fund on the day you wire an investment if your financial institution notifies Touchstone of the wire by 12:30 p.m., Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

     o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form

     o Financial institutions are responsible for placing their orders in a timely manner.

     o    Financial   institutions   may  set  different   minimum  initial  and
          additional investment requirements, may impose other restrictions or may charge you fees for their services.

     o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     o    Shares held through a financial  institution  may be transferred  into
          your  name   following   procedures   established  by  your  financial
          institution and Touchstone.

     o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

     o    For  more  information   about  how  to  purchase  shares,   telephone
          Touchstone   (Nationwide  call  toll-free   1.800.543.0407)   or  your
          financial institution.

EXCHANGES
--------------------------------------------------------------------------------

     o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by Touchstone in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made before 12:30 p.m. Eastern time.

     o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form.

     o Your financial institution may charge you a fee for selling your shares.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

          o    Requiring personal identification

          o Making checks payable only to the owner(s) of the account shown on Touchstone's records

          o Mailing checks only to the account address shown on Touchstone's records

          o Directing wires only to the bank account shown on Touchstone's records

          o Providing written confirmation for transactions requested by telephone

          o    Tape recording instructions received by telephone

Your financial institution will be required to provide an Indemnity Letter to Touchstone in order to redeem shares in an amount that exceeds $100,000.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to your financial institution within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone or electronic request).

Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o When an emergency situation causes the Fund's sub-advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

     o    During any other time when the SEC, by order, permits.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called NAV, is determined as of 12:30 p.m. and 4:00 p.m., Eastern time, every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after a purchase or sale order is received in proper form by Touchstone.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be declared daily and paid monthly.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

STATEMENTS AND NOTICES. Your financial advisor will receive an annual statement outlining the tax status of your distributions. Your financial advisor will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

For investors who want more information about     TOUCHSTONE
the Fund, the following documents are             FAMILY OF FUNDS
available free upon request:
                                                  DISTRIBUTOR
STATEMENT OF ADDITIONAL INFORMATION (SAI):        Touchstone Securities, Inc.
The SAI provides more detailed information        221 East Fourth Street
about the Fund and is legally a part of this      Cincinnati, Ohio 45202
Prospectus.                                       800.638.8194
                                                  www.touchstonefunds.com
ANNUAL/SEMIANNUAL REPORTS: The Fund's annual
and semiannual reports provide additional         INVESTMENT ADVISOR
information about the Fund's investments.         Touchstone Advisors, Inc.
                                                  221 East Fourth Street
You can get free copies of the SAI, the           Cincinnati, Ohio 45202
reports, other information and answers to
your questions about the Fund by contacting       TRANSFER AGENT
your financial advisor, or the Fund at:           Integrated Fund Services, Inc.
Touchstone Family of Funds o 221 East Fourth      P.O. Box 5354
Street, Suite 300 o Cincinnati, Ohio 45202 o      Cincinnati, Ohio 45201-5354
1-800.543.0407 o
http://www.touchstonefunds.com                    SHAREHOLDER SERVICE
                                                  800.543.0407
Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public
Reference Room of the SEC, 450 Fifth Street
N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to:
publicinfo@sec.gov.

Investment Company Act file no. 811-2538

Member Western & Southern Financial Group

                           TOUCHSTONE INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                 July 15, 2002

                                MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND

                                 CLASS S SHARES

This Statement of Additional Information is not a prospectus. It should be read together with the prospectus dated July 15, 2002 for Class S shares of the Money Market Fund and the U.S. Government Money Market Fund. A copy of each Fund's prospectus can be obtained by writing to the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling the Trust nationwide toll-free 1.800.543.0407, in Cincinnati 362.4921.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           TOUCHSTONE INVESTMENT TRUST
                        221 EAST FOURTH STREET, SUITE 300
                             CINCINNATI, OHIO 45202

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----

THE TRUST......................................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................5

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS...................................14

INVESTMENT LIMITATIONS....................................................... 16

TRUSTEES AND OFFICERS.........................................................19

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................................23

THE DISTRIBUTOR...............................................................25

DISTRIBUTION PLAN.............................................................26

SECURITIES TRANSACTIONS.......................................................28

PORTFOLIO TURNOVER............................................................31

CALCULATION OF SHARE PRICE ...................................................31

CHOOSING A SHARE CLASS........................................................32

TAXES.........................................................................34

REDEMPTION IN KIND............................................................35

PERFORMANCE INFORMATION.......................................................35

PRINCIPAL SECURITY HOLDERS....................................................36

CUSTODIAN.....................................................................36

INDEPENDENT AUDITORS..........................................................36

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT.................................36

FINANCIAL STATEMENTS..........................................................37

THE TRUST
---------

Touchstone Investment Trust (the "Trust"), formerly Countrywide Investment Trust, was organized as a Massachusetts business trust on December 7, 1980. The Trust currently offers six series of shares to investors: the High Yield Fund, the Core Bond Fund (formerly the Bond Fund), the Intermediate Term U.S. Government Bond Fund (formerly the Intermediate Term Government Income Fund), the Money Market Fund, the U.S. Government Money Market Fund (formerly the Short Term Government Income Fund) and the Institutional U.S. Government Money Market Fund (formerly the Institutional Government Income Fund). This Statement of Additional Information only provides information about Class S shares of the Money Market Fund and the U.S. Government Money Market Fund (individually a "Fund," collectively, the "Funds"). Information about the High Yield Fund, the Core Bond Fund, the Intermediate Term U.S. Government Bond Fund, the Institutional U.S. Government Money Market Fund and other classes of shares of the Funds is contained in a separate Statement of Additional Information. Each Fund has its own investment objective and policies.

Shares of the Funds have equal voting rights and liquidation rights. The Funds shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each dollar of a full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Money Market Fund, on August 29, 1997, succeeded to the assets and liabilities of another mutual fund of the same name (referred to individually as the "Predecessor Fund"), which was an investment series of Trans Advisor Funds, Inc. The investment objective and policies of the Money Market Fund and its Predecessor Fund are substantially identical and the financial data and information for the period ended prior to September 1, 1997 relate to the Predecessor Fund.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of a Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to a Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Class A shares, Class B shares and Class S shares of the Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) Class B shares may be subject to a contingent deferred sales charge, (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class has exclusive voting rights with respect to matters affecting only that class; (v) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and (vi) each class offers different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Both Class A and Class S shares of the U.S. Government Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and (v) each class offers different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.

Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the terms used and investment policies described in the Prospectuses appears below:

GNMA CERTIFICATES. The U.S. Government Money Market Fund may purchase GNMA Certificates. The term "GNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and insured by either the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. GNMA Certificates are guaranteed by the Government National Mortgage Association and are backed by the full faith and credit of the United States.

     1. THE LIFE OF GNMA CERTIFICATES. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the GNMA Certificates due to prepayments, refinancing and payments from foreclosures. Thus, the greatest part of principal will usually be paid well before the maturity of the mortgages in the pool. As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. However, mortgages with high interest rates have experienced accelerated prepayment rates, which would indicate a shorter average life.

     2. YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to the GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, the GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

The coupon rate by itself, however, does not indicate the yield that will be earned on the GNMA Certificates for the following reasons:

          (a) GNMA Certificates may be issued at a premium or discount, rather than at par.

          (b) After issuance, GNMA Certificates may trade in the secondary market at a premium or discount.

          (c) Interest is earned monthly, rather than semiannually as for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

          (d) The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

     3. MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

FHLMC CERTIFICATES. The U.S. Government Money Market Fund may purchase FHLMC Certificates. The term "FHLMC Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal Home Loan Mortgage Corporation. The Federal Home Loan Mortgage Corporation is the leading seller of conventional mortgage securities in the United States. FHLMC Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute debts or obligations of the United States or any Federal Home Loan Bank.

Mortgage loans underlying FHLMC Certificates will consist of fixed rate mortgages with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-family or two-to-four family residential properties. Mortgage interest rates may be mixed in a pool. The seller/servicer of each mortgage retains a minimum three-eighths of 1% servicing fee, and any remaining excess of mortgage rate over coupon rate is kept by the Federal Home Loan Mortgage Corporation. The coupon rate of a FHLMC Certificate does not by itself indicate the yield that will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

FNMA CERTIFICATES. The U.S. Government Money Market Fund may purchase FNMA Certificates. The term "FNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal National Mortgage Association.

The FNMA, despite having U.S. Government agency status, is also a private, for-profit corporation organized to provide assistance in the housing mortgage market. The only function of the FNMA is to provide a secondary market for residential mortgages. Mortgage loans underlying FNMA Certificates reflect a considerable diversity and are purchased from a variety of mortgage originators. They are typically collateralized by conventional mortgages (not FHA-insured or VA-guaranteed). FNMA Certificates are highly liquid and usually trade in the secondary market at higher yields than GNMA Certificates. The coupon rate of a FNMA Certificate does not by itself indicate the yield that will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The U.S. Government Money Market Fund may purchase ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.

STRIPS. The U.S. Government Money Market Fund may purchase STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, GNMA Certificates owned by the Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Funds will enter into repurchase agreements that are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. As a matter of current operating policy, each Fund will not enter into a repurchase agreement not terminable within seven days if, as result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor, the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Advisor, the Sub-Advisor or other affiliated person. The terms of a Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING AND PLEDGING. The Funds may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

A Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets. As a matter of operating policy, the U.S. Government Money Market Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. As a matter of operating policy, each Fund does not intend to make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed without shareholder notification.

Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies that may not be changed without the affirmative vote of a majority of its outstanding shares.

BANK DEBT INSTRUMENTS. The Money Market Fund may invest in bank debt instruments. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to the Fund's restrictions on illiquid investments (see "Investment Limitations").

The Money Market Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The Sub-Advisor, subject to the overall supervision of the Board of Trustees, carefully considers these factors when making investments. The Fund does not limit the amount of its assets that can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located. Investments in obligations of foreign banks are subject to the overall limit of 25% of total assets that may be invested in a single industry.

COMMERCIAL PAPER. The Money Market Fund may invest in commercial paper. Commercial paper consists of short-term, (usually from 1 to 270 days) unsecured promissory notes issued by U.S. corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid.

VARIABLE RATE DEMAND INSTRUMENTS. The Funds may purchase variable rate demand instruments. Variable rate demand instruments that the Funds will purchase are variable amount master demand notes that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon the prime rate of a bank or another appropriate interest rate adjustment index as provided in the respective instruments. The Funds may only purchase variable rate demand instruments which have received a short-term rating meeting the Fund's quality standards from an NRSRO or unrated variable rate demand instruments determined by the Sub-Advisor to be of comparable quality. If such an instrument does not have a demand feature exercisable by a Fund in the event of default in the payment of principal or interest on the underlying securities, then the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO. The Sub-Advisor may determine that an unrated variable rate demand instrument meets a Fund's quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever deemed to not meet a Fund's quality standards, the Fund either will sell it in the market or exercise the demand feature as soon as practicable.

As a matter of operating policy, each Fund will not invest more than 10% of its net assets in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board without shareholder approval. The Funds intend to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity in order to make redemptions of its shares, or (3) to maintain the quality standards of a Fund's investment portfolio.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities. The Funds may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

RESTRICTED SECURITIES. The Money Market Fund may invest up to 10% of its total assets in restricted securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933. The absence of a trading market can make it difficult to ascertain a market value of illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted securities generally can be sold in a privately negotiated transaction, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares. However, in general, the Fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.

MUNICIPAL SECURITIES. The Funds may invest in taxable and tax-exempt municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Fund may make investments in obligations issued by highly rated U.S. insurance companies, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"). A GIC is a general obligation of the issuing insurance company and not a separate account. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest that is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

PRIVATE PLACEMENT INVESTMENTS. The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Sub-Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Securities and Exchange Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities

(including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Sub-Advisor the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will monitor and periodically review the Sub-Advisor's selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to its liquidity.

MAJORITY. The term "majority" of the outstanding shares of the Trust (or of either Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS
-------------------------------------------

CORPORATE BONDS

Moody's  Investors  Service,  Inc.  provides the following  descriptions  of its
--------------------------------------------------------------------------------
corporate bond ratings:
----------------------

     Aaa - "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

     Aa - "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities."

     A - "Bonds which are rated A possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

Standard & Poor's  Ratings  Group  provides the  following  descriptions  of its
--------------------------------------------------------------------------------
corporate bond ratings:
----------------------

     AAA - "Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."

     AA - "Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree."

     A - "Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

Fitch Ratings provides the following descriptions of its corporate bond ratings:
--------------------------------------------------------------------------------

     AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

     AA - "AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

     A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."

Thomson  BankWatch  provides the following  descriptions  of its corporate  bond
--------------------------------------------------------------------------------
ratings:
-------

     AAA - "Indicates that the ability to repay principal and interest on a timely basis is extremely high."

     AA - "Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category."

     A - "Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

CORPORATE NOTES

Moody's  Investors  Service,  Inc.  provides the following  descriptions  of its
--------------------------------------------------------------------------------
corporate note ratings:
----------------------

MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

Standard & Poor's  Ratings  Group  provides the  following  descriptions  of its
--------------------------------------------------------------------------------
corporate note ratings:
----------------------

SP-1 "Debt rated SP-1 has very strong or strong  capacity to pay  principal  and
     interest.   Those  issues   determined  to  possess   overwhelming   safety
     characteristics will be given a plus (+) designation."

SP-2 "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER

Description of Commercial Paper Ratings of Moody's Investors Service, Inc.:
--------------------------------------------------------------------------

Prime-1 "Superior capacity for repayment of short-term promissory obligations."

Prime-2 "Strong capacity for repayment of short-term promissory obligations."

Description of Commercial Paper Ratings of Standard & Poor's Ratings Group:
--------------------------------------------------------------------------

A-1 "This designation indicates that the degree of safety regarding timely payment is very strong."

A-2 "Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1."

Description of Commercial Paper Ratings of Fitch Ratings
--------------------------------------------------------

F-1 - "Indicates the strongest capacity for timely payments of financial commitments."

F-2 - "Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings."

Description of Commercial Paper Ratings of Thomson BankWatch:
-------------------------------------------------------------

TBW-1 - "The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis."

TBW-2 - "The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1."

INVESTMENT LIMITATIONS
----------------------

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE FUNDS ARE:

     1. BORROWING MONEY. The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     3. REAL ESTATE. The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

     4. CONCENTRATION. The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     5. COMMODITIES. The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

     6. LOANS. The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     7. SENIOR SECURITIES. The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

THE   FOLLOWING   INVESTMENT   LIMITATIONS   OF  THE  MONEY   MARKET   FUND  ARE
NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

     1. ILLIQUID INVESTMENTS. The Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities.

     2. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

     3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     4. SHORT SALES. The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

In addition, the Money Market Fund may not invest more than 25% of its total assets in a particular industry, except that the Fund may invest more than 25% of total assets in the securities of banks. Currently, the Securities and Exchange Commission defines the term "bank" to include U.S. banks and their foreign branches if, in the case of foreign branches, the parent U.S. bank is unconditionally liable for such obligations. These limitations do not apply to obligations of the U.S. Government or any of its agencies or instrumentalities. The Fund does not consider utilities or companies engaged in finance generally to be one industry. Finance companies will be considered a part of the industry they finance (e.g., GMAC-auto; VISA-credit cards). Utilities will be divided according to the types of services they provide; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of the Funds and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The U.S. Government Money Market Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

Although not a fundamental policy, portfolio investments and transactions of the U.S. Government Money Market Fund will be limited to those investments and transactions permissible for Federal credit unions pursuant to 12 U.S.C. Section 1757(7) and (8) and 12 CFR Part 703. If this policy is changed to allow the Fund to make portfolio investments and engage in transactions not permissible for Federal credit unions, the Trust will so notify all Federal credit union shareholders.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Family of Funds and other directorships held.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE1:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                           FUNDS
                                                                                                         OVERSEEN
      NAME                   POSITIONS      TERM OF OFFICE2                                               IN THE        OTHER
     ADDRESS                 HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S) DURING         TOUCHSTONE   DIRECTORSHIPS
       AGE                    TRUST         TIME SERVED          PAST 5 YEARS                            FAMILY3        HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder             Trustee and    Until retirement     President and a director of IFS             31     Director of
Touchstone Advisors, Inc.    President      at age 75 or         Financial Services, Inc. (a holding                LaRosa's (a
221 East Fourth Street                      until she resigns    company), Touchstone Advisors, Inc. (the           restaurant
Cincinnati, OH                              or is removed.       Trust's investment advisor) and                    chain).
Age: 46                                                          Touchstone Securities, Inc. (the Trust's
                                            Trustee since        distributor). She is Senior Vice
                                            1999.                President of The Western and Southern
                                                                 Life Insurance Company and a director of
                                                                 Capital Analysts Incorporated (a
                                                                 registered investment advisor and
                                                                 broker-dealer), Integrated Fund
                                                                 Services, Inc. (the Trust's
                                                                 administrator and transfer agent) and
                                                                 IFS Fund Distributors, Inc. (a
                                                                 registered broker-dealer). She is also
                                                                 President and a director of IFS Agency
                                                                 Services, Inc. (an insurance agency),
                                                                 IFS Insurance Agency, Inc. and Fort
                                                                 Washington Brokerage Services, Inc. (a
                                                                 registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II        Trustee        Until retirement     Retired Senior Partner of Frost Brown       31     Director of
5155 Ivyfarm Road                           in 2005 or           Todd LLC (a law firm).                             Consolidated
Cincinnati, OH                              until he resigns                                                        Health Services,
Age: 73                                     or is removed.                                                          Inc.

                                            Trustee since
                                            2000.
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman           Trustee        Until retirement     Retired Vice President of The Procter &     31     Director of
c/o Touchstone                              at age 75 or         Gamble Company. A Trustee of The Procter           LCA-Vision (a
Advisors, Inc.                              until he resigns     & Gamble Profit Sharing Plan and the               laser vision
221 East Fourth Street                      or is removed.       Procter & Gamble Employee Stock                    correction
Cincinnati, OH                                                   Ownership Plan.                                    company).
Age: 73                                     Trustee since
                                            1999.
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox               Trustee        Until retirement     President and Chief Executive Officer       31     Director of the
105 East Fourth Street                      at age 75 or         of Cox Financial Corp. (a financial                Federal Reserve
Cincinnati, OH                              until he resigns     services company).                                 Bank of
Age: 54                                     or is removed.                                                          Cleveland;
                                                                                                                    Broadwing, Inc.
                                            Trustee since                                                           (a
                                            1999.                                                                   communications
                                                                                                                    company); and
                                                                                                                    Cinergy
                                                                                                                    Corporation (a
                                                                                                                    utility
                                                                                                                    company).
------------------------------------------------------------------------------------------------------------------------------------

                                       19

------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner             Trustee        Until retirement     Principal of HJL Enterprises (a             31     None
4700 Smith Road                             at age 75 or         privately held investment company);
Cincinnati, OH                              until he resigns     Chairman of Crane Electronics, Inc. (a
Age: 63                                     or is removed.       manufacturer of electronic connectors).

                                            Trustee since
                                            1989.
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson           Trustee        Until retirement     President of Orchem, Inc. (a chemical       31     None
621 Tusculum  Avenue                        at age 75 or         specialties distributor), Orpack Stone
Cincinnati, OH                              until he resigns     Corporation (a corrugated box
Age: 63                                     or is removed.       manufacturer) and ORDMS (a solution
                                                                 planning firm).
                                            Trustee since
                                            1995.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg          Trustee        Until retirement     Retired Partner of KPMG LLP (a              31     None
4815 Drake Road                             at age 75 or         certified public accounting firm). He
Cincinnati, OH                              until he resigns     is a Development Director of St.
Age: 67                                     or is removed.       Xavier High School.

                                            Trustee since
                                            1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.

3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.
Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.


------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                           FUNDS
                                                                                                         OVERSEEN
      NAME                   POSITION       TERM OF OFFICE                                               IN THE        OTHER
     ADDRESS                 HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S) DURING         TOUCHSTONE   DIRECTORSHIPS
       AGE                    TRUST1        TIME SERVED          PAST 5 YEARS                            FAMILY2        HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder             President      Until she sooner     See table above                             31     See table above
Touchstone Advisors, Inc.                   dies, resigns, is
221 East Fourth Street                      removed or
Cincinnati, OH                              becomes
Age: 46                                     disqualified

                                            President since
                                            2000
------------------------------------------------------------------------------------------------------------------------------------

                                       20

------------------------------------------------------------------------------------------------------------------------------------
Maryellen Peretzky           Vice           Until she sooner     Senior Vice President and Secretary of      31     None
Touchstone Advisors, Inc.    President      dies, resigns, is    Fort Washington Brokerage Services,
221 East Fourth Street                      removed or           Inc., Integrated Fund Services, Inc.
Cincinnati, OH                              becomes              and IFS Fund Distributors, Inc. She is
Age: 49                                     disqualified         Assistant Secretary of Fort Washington
                                                                 Investment Advisors, Inc.
                                            Vice President
                                            since 1998
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft         Controller     Until she sooner     Senior Vice President, Chief Financial      31     None
Touchstone Advisors, Inc.                   dies, resigns, is    Officer and Treasurer of Integrated
221 East Fourth Street                      removed or           Fund Services, Inc., IFS Fund
Cincinnati, OH                              becomes              Distributors, Inc. and Fort Washington
Age: 40                                     disqualified         Brokerage Services, Inc. She is Chief
                                                                 Financial Officer of IFS Financial
                                            Controller since     Services, Inc., Touchstone Advisors,
                                            2000                 Inc. and Touchstone Securities, Inc.
                                                                 and Assistant Treasurer of Fort
                                                                 Washington Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart           Treasurer      Until he sooner      President of Integrated Fund Services,      31     None
Integrated Fund                             dies, resigns, is    Inc. and IFS Fund Distributors, Inc.
Services, Inc.                              removed or           From 1998 until 2000, he was a
221 East Fourth Street                      becomes              Director, Transfer Agency and Mutual
Cincinnati, OH                              disqualified         Fund Distribution for Nationwide
Age: 39                                                          Advisory Services, Inc. From 1990 until
                                            Treasurer since      1998, he was Vice President, Client
                                            2000                 Services for BISYS Fund Services.
------------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking              Secretary      Until she sooner     Vice President - Managing Attorney of       31     None
Integrated Fund                             dies, resigns, is    Integrated Fund Services, Inc. and IFS
Services, Inc.                              removed or           Fund Distributors, Inc.
221 East Fourth Street                      becomes
Cincinnati, OH                              disqualified
Age: 33
                                            Secretary since
                                            1999
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2001:

                                    DOLLAR RANGE OF          AGGREGATE DOLLAR
                                  EQUITY SECURITIES         RANGE OF SHARES IN
                                       IN TRUST           THE TOUCHSTONE FAMILY1

J. Leland Brewster II                     None               $10,001 - $50,000
William O. Coleman                        None                 $0 - $10,000
Phillip R. Cox                            None                     None
H. Jerome Lerner                      $1 - $10,000             Over $100,000
Jill T. McGruder                   $50,001 - $100,000          Over $100,000
Oscar P. Robertson                     Over $100,000           Over $100,000
Robert E. Stautberg                       None               $10,001 - $50,000

1 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Family of Funds during the fiscal year ended September 30, 2001.

                                                DEFERRED       AGGREGATE
                                                COMPENSATION   COMPENSATION FROM
                                 COMPENSATION   ACCRUED        THE TOUCHSTONE
NAME                             FROM TRUST     FROM TRUST1    FAMILY2
----                             ----------     -----------    -------

J. Leland Brewster II            $   943        $ 2,745        $15,188
William O. Coleman               $ 1,940        $ 3,143        $21,625
Philip R. Cox                    $ 5,083        $     0        $21,625
H. Jerome Lerner                 $ 4,250        $     0        $17,188
Jill T. McGruder                 $     0        $     0        $     0
Oscar P. Robertson               $ 1,177        $ 2,656        $15,813
Robert E. Stautberg              $ 2,153        $ 3,242        $22,875

     1 Effective January 1, 2001, the Trustees who are not interested persons of the Trust (the "Independent Trustees") are eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended September 30, 2001 is as follows: J. Leland Brewster II - $10,980, William O. Coleman - $12,573, Oscar P. Robertson - $10,625 and Robert E. Stautberg - $12,969.

     2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

Each Trustee, except for Ms. McGruder, receives a quarterly retainer of $2,500 and a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member receives a fee of $750 for each committee meeting attended in person and $250 for attendance by telephone. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the Investment Company Act of 1940 and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions:

AUDIT  COMMITTEE.  Messrs.  Lerner,  Stautberg  and _________ are members of the
Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended September 30, 2001, the Audit Committee held four meetings.

VALUATION COMMITTEE. Messrs. Brewster, Coleman, Cox and Robertson are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended September 30, 2001, the Valuation Committee held five meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended September 30, 2001, the Nominating Committee did not hold any meetings.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Ms. McGruder, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises the Funds' Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not the Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of its average daily net assets up to $50 million; 0.45% of average net assets from $50 million to $150 million; 0.40% of average net assets from $150 million to $250 million; and 0.375% of average net assets over $250 million. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. was the Funds' investment advisor.

During the fiscal years ended September 30, 2001, 2000 and 1999, the Funds paid advisory fees as follows:

                                                  2001        2000        1999
                                                  ----        ----        ----
U.S. GOVERNMENT MONEY MARKET FUND(1)            $380,422    $492,928    $522,067
MONEY MARKET FUND(2)                             321,649     169,763     137,483

(1) Pursuant to a written contract between the Advisor and the Trust, the Advisor voluntarily waived $77,733 of its fees for the fiscal year ended September 30, 2001 in order to reduce the operating expenses of the Fund.
(2) Pursuant to a written contract between the Advisor and the Trust, the Advisor voluntarily waived $266,518 and $162,682 of its fees for the fiscal years ended September 30, 2001 and 2000, respectively, in order to reduce the operating expenses of the Fund. The investment advisor voluntarily waived $127,666 of its fees for the fiscal year ended September 30, 1999 in order to reduce the operating expenses of the Fund.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of the

Funds as follows: Money Market Fund - 0.65% for Class A shares, 1.63% for Class B shares and _____% for Class S shares: U.S. Government Money Market Fund - 0.95% for Class A shares and _____% for Class S shares. The expense limitations for Class S shares will remain in effect until at least September 30, 2003.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force until May 1, 2003 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees who have no direct financial interest in the investment advisory agreement, by a vote cast in person at a meeting called for the purpose of voting such approval. In determining whether to approve the continuation of the Funds' investment advisory agreement, the Board of Trustees requested, and the Advisor furnished, information necessary for a majority of the Trustees, including a majority of the Independent Trustees to make the determination that the continuance of the advisory agreement is in the best interests of the Funds and its shareholders. Specifically the Board was provided information on: (1) the Advisor's revenues and costs of providing services to the Funds, (2) industry data comparing advisory fees and expense ratios of comparable investment companies and (3) comparative performance information. The Trustees discussed the effectiveness of the Advisor in managing the investments of the Funds and monitoring the performance of the Sub-Advisor. They considered the Advisor's timeliness in responding to performance issues, its efforts in monitoring Sub-Advisor compliance, its level and depth of knowledge and its financial strength.

The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor, which is paid monthly at an annual rate of 0.15% of each Fund's average daily net assets. The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2003 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. Prior to May 1, 2002, Fort Washington Brokerage Services, Inc. served as the distributor for the Funds.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in a Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.

DISTRIBUTION PLAN
-----------------

Each Fund has adopted a plan of distribution (the "Plan") with respect to its Class S shares. The Plan provides for two categories of payments. First, the Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of a Fund's Class S shares, which may be paid to other dealers based on the average value of Class S shares owned by clients of such dealers. In addition, each Fund may pay up to an additional .75% per annum of the daily net assets of its Class S shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class S shares, costs of advertising and promotion and any other expenses related to the distribution of Class S shares. Unreimbursed expenditures will not be carried over from year to year. Each Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class S shares owned by its clients, in addition to the .25% account maintenance fee described above. Each Fund currently intends to limit the amount of distribution expenses to .60% per annum of the average daily net assets of Class S shares.

Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plan at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

Jill T. McGruder, as an interested person of the Trust, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions were paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds or the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used in connection with a Fund.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions that are executed on a national securities exchange or transactions in the over- the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances, there may be securities that are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

During the fiscal year ended September 30, 2001, the Funds acquired securities of the Trust's regular broker-dealers as follows:

--------------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE AS OF
FUND                     BROKER-DEALER            SECURITY          9-30-01
--------------------------------------------------------------------------------
U.S. Government          Morgan Stanley,          Repurchase
Money Market Fund        Dean Witter & Co.        Agreement         $ 11,000,000
--------------------------------------------------------------------------------
U.S. Government          BMO Nesbitt-Burns        Repurchase
Money Market Fund        Securities Inc.          Agreement         $  1,780,000
--------------------------------------------------------------------------------
U.S. Government          Morgan Stanley           Repurchase
Money Market Fund        Dean Witter & Co.        Agreement         $  5,000,000
--------------------------------------------------------------------------------
Money Market Fund        General Motors           5.35% Note
                         Acceptance Corp.         due 12/7/01       $    751,931
--------------------------------------------------------------------------------
Money Market Fund        General Motors           9.625% Note
                         Acceptance Corp.         due 12/15/01      $    151,597
--------------------------------------------------------------------------------
Money Market Fund        General Motors           5.50% Note
                         Acceptance Corp.         due 12/15/01      $    299,998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Money Market Fund        General Motors           6.625% Note
                         Acceptance Corp.         due 1/10/02       $    100,629
--------------------------------------------------------------------------------
Money Market Fund        General Motors           5.50% Note
                         Acceptance Corp.         due 1/14/02       $    766,020
--------------------------------------------------------------------------------
Money Market Fund        General Motors           6.00% Note
                         Acceptance Corp.         due 2/1/02        $    481,957
--------------------------------------------------------------------------------
Money Market Fund        General Motors           6.75% Note
                         Acceptance Corp.         due 2/7/02        $  1,585,491
--------------------------------------------------------------------------------
Money Market Fund        General Motors           6.75% Note
                         Acceptance Corp.         due 6/10/02       $    101,362
--------------------------------------------------------------------------------
Money Market Fund        Merrill Lynch            6.07% Note
                         & Co.                    due 10/15/01      $    480,337
--------------------------------------------------------------------------------
Money Market Fund        Bank One                 8.10% Note
                         Corp.                    due  3/1/02       $    524,135
--------------------------------------------------------------------------------
Money Market Fund        Bank of America          8.375% Note
                         Corporation              due 3/15/02       $    122,215
--------------------------------------------------------------------------------
Money Market Fund        Chase Manhattan          8.625% Note
                         Corp.                    due 5/1/02        $    111,050
--------------------------------------------------------------------------------

During the fiscal year ended September 30, 2001, the Trust entered into repurchase transactions with the following entities who may be deemed to be regular broker-dealers of the Trust as defined under the Investment Company Act of 1940: Banc One Capital Markets, BMO Nesbitt-Burns Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley, Dean Witter & Co., Prudential Securities, Inc. and Wells Fargo Brokerage Services, Inc.

CODE OF ETHICS. The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from, the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Funds to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

CALCULATION OF SHARE PRICE
--------------------------

The share price (net asset value) of the Funds' shares is determined as of 12:30 p.m. and 4:00 p.m., Eastern time, on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the Funds' share price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the 1940 Act, each Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of a Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Funds.

Pursuant to Rule 2a-7, the Funds maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Funds to dispose of the security as soon as possible. The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review of a Fund's portfolio holdings by the Board of Trustees to determine whether the Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board has also established procedures designed to ensure that the Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

CHOOSING A SHARE CLASS
----------------------

The Money Market Fund offers three classes of shares: Class A, Class B and Class S shares. The U.S. Government Money Market Fund offers two classes of shares:
Class A and Class S shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. Class A shares are subject to lower ongoing expenses than Class B or Class S shares over the term of the investment. Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of contingent deferred sales loads and any conversion rights of Class B shares in the context of your investment timeline. Class B shares will convert to Class A shares after approximately seven years and will be subject to only a .35% annual 12b-1 fee.

Set forth below is a chart comparing the sales loads, 12b-1 fees and conversion features applicable to each class of shares of a Fund:

                                                         CONVERSION
CLASS   SALES LOAD                           12b-1 FEE   FEATURE
--------------------------------------------------------------------------------
A       None                                    0.35%    None

B       Maximum 5.00% contingent deferred       1.00%    Class B  Shares will
        sales load during the 1st year                   automatically convert
        which decreases incrementally and                to Class A shares after
        is 0 after 6 years                               approximately 8 years

S       None                                    0.60%    None
--------------------------------------------------------------------------------

CLASS A SHARES. Class A shares are subject to an annual 12b-1 distribution fee of up to .35% of a Fund's average daily net assets allocable to Class A shares.

CLASS B SHARES (MONEY MARKET FUND ONLY). Class B shares are subject to a contingent deferred sales charge if you redeem Class B shares within 6 years of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class B shares held for at least seven years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE PURCHASE PAYMENT MADE         CDSC AS A % OF AMOUNT SUBJECT TO CHARGE
--------------------------------         ---------------------------------------
First                                     5.00%
Second                                    4.00%
Third                                     3.00%
Fourth                                    2.00%
Fifth                                     1.00%
Sixth                                     1.00%
Seventh and thereafter*                   None

*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS S SHARES. Class S shares are currently subject to an annual 12b-1 fee of up to 0.60% of a Fund's average daily net assets allocable to Class S shares. Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts.

Touchstone may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. As of September 30, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                               AMOUNT       EXPIRES SEPTEMBER 30
                                               ------       --------------------
U.S. Government Money Market Fund              $3,469               2009
Money Market Fund                               1,383               2004
Money Market Fund                               1,805               2005
Money Market Fund                               2,643               2007
Money Market Fund                               4,941               2008

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90-day period for any one shareholder. In the event payment is made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

PERFORMANCE INFORMATION
-----------------------

Yield quotations on investments in the Funds are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 -1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Funds do not normally recognize unrealized gains and losses under the amortized cost valuation method).

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yields are computed separately for Class A, Class B and Class S shares of a Fund. The yield of Class A shares is expected to be higher than the yield of Class B and Class S shares due to the higher distribution fees imposed on Class B and Class S shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance with performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use iMoneyNet, Inc.'s Money Fund Report to discuss or compare their performance. iMoneyNet, Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Money Market Fund may compare performance rankings with money market funds appearing in the First Tier Taxable category. The U.S. Government Money Market Fund may compare performance rankings with money market funds appearing in the Taxable U.S. Government Money Market Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of July , 2002, the principal owners of the Funds are listed in the following table:

*May be deemed to control a Fund (or class) by virtue of the fact that it owned of record more than 25% of the outstanding shares as of July , 2002.

As of July , 2002, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund.

CUSTODIAN
---------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for the Funds. The Fifth Third Bank acts as each Fund's depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

INDEPENDENT AUDITORS
--------------------

The firm of ________________, 250 East Fifth Street, Cincinnati, Ohio has been selected as independent auditors for the Trust for the fiscal year ending September 30, 2002. The independent auditors will perform an annual audit of the Trust's financial statements and advise the Trust as to certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc., maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated Fund Services, Inc. is an affiliate of the Advisor by reason of common ownership. Integrated Fund Services, Inc. receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each Fund. The minimum fee is $1,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

ACCOUNTING AND PRICING AGENT. Integrated Fund Services, Inc. also provides accounting and pricing services to the Funds. These services include calculating daily net asset value per share and maintaining all necessary books and records for the Funds.

For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Integrated Fund Services, Inc. to perform its duties, each Fund pays Integrated Fund Services, Inc. a fee in accordance with the following schedule:

         Asset Size of Fund                              Monthly Fee*
     ---------------------------                         -----------
     $          0 - $ 50,000,000                            $2,000
     $ 50,000,000 - $100,000,000                            $2,500
     $100,000,000 - $200,000,000                            $3,000
     $200,000,000 - $300,000,000                            $3,500
             Over   $300,000,000**                          $4,500

* Subject to an additional monthly fee of $1,000 for each additional class of shares.
** Subject to an additional fee of .001% per annum of average daily net assets in excess of $300 million.

In addition, the Funds pay all costs of external pricing services.

ADMINISTRATIVE AGENT. Integrated Fund Services, Inc. is retained by the Advisor to assist the Advisor in providing administrative services to the Funds. In this capacity, Integrated Fund Services, Inc. supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated Fund Services, Inc. supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administratice services, the Funds pay Integreated a fee of ____________________________.

Item 23.          Exhibits
-------           --------
    (a)(i)           ARTICLES OF INCORPORATION
                     Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated December 8, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated January 31, 1995, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

       (v) Amendments dated March 16, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

       (vi) Amendment dated April 6, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (vii) Amendment dated September 21, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (viii) Amendment dated March 27, 2001 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is hereby incorporated by reference.

    (b)(i)           BYLAWS
                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, are hereby incorporated by reference.

       (ii) Amendment to Bylaws adopted on January 10, 1984, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

      (d)            INVESTMENT ADVISORY CONTRACTS

         (i) Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Investment Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (ii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (iii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the
                     Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (iv) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Intermediate Term Government Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (v) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Short Term Government Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

         (vi) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

        (vii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Institutional Government Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

     (e)           UNDERWRITING CONTRACTS
         (i) Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is incorporated by reference.

         (ii) Form of Underwriter's Dealer Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is incorporated by reference.


      (f)          BONUS OR PROFIT SHARING CONTRACTS
                   Touchstone Trustee Deferred Compensaton Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 76 is hereby incorporated by reference.

      (g)          CUSTODIAN AGREEMENTS
         (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Short Term Government Income Fund, the Intermediate Term Government Income Fund, the Institutional Government Income Fund, the Money Market Fund and the High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

        (ii) Custody Agreement with Investors Bank & Trust Company, the Custodian for the Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

        (iii) Delegation Agreement with Investors Bank & Trust Company, the Custodian for the Bond Fund is filed herewith.


      (h)          OTHER MATERIAL CONTRACTS
          (i) Registrant's Accounting and Pricing Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is hereby incorporated by reference.

         (ii) Registrant's Amended Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is hereby incorporated by reference.

         (iii) Administration Agreement between Touchstone Advisors, Inc. and Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.


         (iv) Allocation Agreement providing for the allocation of proceeds received under the joint Fidelity Bond, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

         (v)       Expense Limitation Agreement, as amended, is filed herewith.

        (vi) Sponsor Agreement for the Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

      (i)         LEGAL OPINION
                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (j)         OTHER OPINIONS
                  None

      (k)         OMITTED FINANCIAL STATEMENTS
                  None

      (l)         INITIAL CAPITAL AGREEMENTS
                  None.

      (m)         RULE 12B-1 PLAN
           (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78, is hereby incorporated by reference.

          (ii) Form of Administration Agreement for the administration of shareholder accounts, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78, is hereby incorporated by reference.

      (n)         RULE 18f-3 PLAN
                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (p)          CODE OF ETHICS
           (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (ii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (iii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, and including persons who served as directors or officers of Midwest Income Investment Company (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Trust" shall include Midwest Income Investment Company, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc., in its capacity as investment advisor and Fort Washington Investment Advisors, Inc., in its capacity as sub-advisor and Touchstone Securities, Inc., in its capacity as principal underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-
               ADVISOR
               ----------------------------------------------------------------
          A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone Tax-Free  Trust,   Touchstone Strategic Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer and Integrated Fund Services, Inc., a transfer agent.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a)  Director, Vice President & Comptroller of IFS Financial
                         Services,   Inc.,  IFS  Agency   Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)   Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (7)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

                    (c)   Treasurer of Touchstone Variable Series Trust

               (8)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

               (9)  James N. Clark, A Director of the Advisor

                    (a) A Director of IFS Financial Services, Inc., IFS
                        Insurance Agency, Inc. and IFS Systems, Inc.

               (10)  Robert F. Morand, Secretary of the Advisor

                     (a) Secretary of Touchstone Securities, Inc., IFS Agency
                         Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                     (b) Assistant Secretary of IFS  Financial Services, Inc.
                         and Touchstone Advisors, Inc.

               (11)   Don W. Cummings, Vice President of the Advisor

                     (a) Chief Financial Officer of Integrity Life Insurance* 515 West Market Streeet, Louisville, Kentucky

               (12)   Kevin L. Howard, Vice President of the Advisor

                     (b) Vice President and General Counsel of Integrity Life Insurance

          B.   FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft.  Washington") is a
               registered   investment   adviser  which  provides   sub-advisory
               services to the Funds. Ft. Washington also serves as the Sub-Advisor to Touchstone Tax-Free Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington - See biography above

               (2)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

                    (b)  Trustee of Touchstone Variable Series Trust

               (3)  James  J.  Vance,   Vice  President  and  Treasurer  of  Ft.
                    Washington -  See biography above

               (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               (6)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (8)  John J. Goetz, Vice President of Ft. Washington


               (9) James A. Markley, Managing Director of Ft. Washington

               (10) Roger M. Lanham - Vice President of Ft. Washington

               (11) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (12) John J. O'Connor, Vice President of Ft. Washington

               (13) Timothy J. Policinksi, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (i) Vice President - Public Bond Manager of Lincoln
                        Investment Management, Ft. Wayne, Indiana, until June
                        2001

               (14) Daniel J. Carter, Assistant Portfolio Manager - Fixed Income
                    of Ft. Washington

                    (i) Securities Analyst at Ohi Casulaty Group until 2000.

               (15) Michele Hawkins - Compliance Officer

               (16) Kenneth Ryan - Assistant Vice President - Director of
                    Operations

               (17)  Donald J. Wuebbling - Secretary

Item 27        Principal Underwriters
-------        ----------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust. Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202. *The address is 420 East Fourth Street, Cincinnati, Ohio 45202. **The address is 400 Broadway, Cincinnati, Ohio 45202. ***The address is 515 West Market Street, Louisville, Kentucky 40202.

                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  President/
                                                               Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Vice President      None
                                           & Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    Don W. Cummings***     Vice President      None


            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that she has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 16th day of May, 2002.

                                             TOUCHSTONE INVESTMENT TRUST


                                              By:/s/ Tina D. Hosking
                                                 ---------------------------
                                                 Tina D. Hosking
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 16th day of May, 2002.


/s/ Jill T. McGruder
-------------------------              President
JILL T. McGRUDER                       and Trustee


/s/ Scott A. Englehart
-------------------------              Treasurer
SCOTT A. ENGLEHART


* WILLIAM O. COLEMAN                   Trustee
----------------------

* PHILLIP R. COX                       Trustee
----------------------

* H. JEROME LERNER                     Trustee
----------------------

* OSCAR P. ROBERTSON                   Trustee
----------------------

* NELSON SCHWAB, JR.                   Trustee
----------------------

* ROBERT E. STAUTBERG                  Trustee
----------------------

* J. LELAND BREWSTER                   Trustee
----------------------


  By /s/ Tina D. Hosking
    --------------------------
    Tina D. Hosking
   *Attorney-in-Fact
    May 16, 2002